Financial assets (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	1 Months Ended			12 Months Ended
	Dec. 19, 2019	Aug. 29, 2019	Jul. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Financial assets [Line Items]
Accretion income				$ 516	$ 253
Gold Fields investment in joint venture				$ 20,000	165,000
JV Finco [Member]
Financial assets [Line Items]
Preference shares redeemable share subscribed			204.9
Preference shares redeemable share price per share			$ 1
Face value of preference shares subscribed			$ 204,900
JV Finco [Member] | Redeemable Preference Shares With No Fixed Redemption Date [Member]
Financial assets [Line Items]
Preference shares redeemable share subscribed			184.9	174.9
Face value of preference shares subscribed			$ 184,900
Fair value of preference shares subscribed			$ 148,900	$ 108,000
Forecasted future cash flows at discount rate			6.50%	8.40%
Fair value adjustment for the year				$ (35,626)	4,801
Redemption of preferred shares during the year				$ (10,000)
JV Finco [Member] | Redeemable Preference Share With Determinable Redemption Date [Member]
Financial assets [Line Items]
Face value of preference shares subscribed			$ 20,000
Fair value of preference shares subscribed			19,200
Forecasted future cash flows at discount rate				2.70%
Accretion income				$ 516	253
Redemption of preferred shares during the year				(20,000)	0
Gold Fields Limited [Member]
Financial assets [Line Items]
Gold Fields investment in joint venture	$ 10,000	$ 10,000	$ 165,000
Joint venture investment receivables					$ 19,500